FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Subordinated liabilities		£ 12,586
The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	£ 24,997	23,593
Customer deposits	434,569	396,839
Due to fellow Lloyds Banking Group undertakings	6,875	4,893
Debt securities in issue	59,293	76,431
Subordinated liabilities	9,242	12,586	£ 12,745
The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	10,304	7,122
Customer deposits	264,473	239,762
Due to fellow Lloyds Banking Group undertakings	39,836	109,771
Debt securities in issue	48,109	61,509
Subordinated liabilities	7,751	9,909	£ 9,528
Level 1 | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	0	0
Customer deposits	0	0
Due to fellow Lloyds Banking Group undertakings	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Level 1 | The Group | Repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	0	0
Customer deposits	0	0
Level 1 | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	0	0
Customer deposits	0	0
Due to fellow Lloyds Banking Group undertakings	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Level 1 | The Bank | Repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	0	0
Customer deposits	0	0
Level 2 | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	24,998	23,497
Customer deposits	427,663	391,987
Due to fellow Lloyds Banking Group undertakings	6,875	4,893
Debt securities in issue	62,931	78,632
Subordinated liabilities	10,275	14,542
Level 2 | The Group | Repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	18,767	18,105
Customer deposits	9,417	9,530
Level 2 | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	10,304	7,025
Customer deposits	264,497	239,952
Due to fellow Lloyds Banking Group undertakings	39,836	109,771
Debt securities in issue	50,824	63,483
Subordinated liabilities	8,387	10,974
Level 2 | The Bank | Repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	5,087	2,645
Customer deposits	9,417	9,530
Level 3 | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	0	0
Customer deposits	7,077	5,235
Due to fellow Lloyds Banking Group undertakings	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Level 3 | The Group | Repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	0	0
Customer deposits	0	0
Level 3 | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	0	0
Customer deposits	0	0
Due to fellow Lloyds Banking Group undertakings	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Level 3 | The Bank | Repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	0	0
Customer deposits	0	0
Cost or valuation | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	24,997	23,593
Customer deposits	434,569	396,839
Due to fellow Lloyds Banking Group undertakings	6,875	4,893
Debt securities in issue	59,293	76,431
Subordinated liabilities	9,242	12,586
Cost or valuation | The Group | Repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	18,767	18,105
Customer deposits	9,417	9,530
Cost or valuation | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	10,304	7,122
Customer deposits	264,473	239,762
Due to fellow Lloyds Banking Group undertakings	39,836	109,771
Debt securities in issue	48,109	61,509
Subordinated liabilities	7,751	9,909
Cost or valuation | The Bank | Repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	5,087	2,645
Customer deposits	9,417	9,530
Fair value | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	24,998	23,497
Customer deposits	434,740	397,222
Due to fellow Lloyds Banking Group undertakings	6,875	4,893
Debt securities in issue	62,931	78,632
Subordinated liabilities	10,275	14,542
Fair value | The Group | Repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	18,767	18,105
Customer deposits	9,417	9,530
Fair value | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	10,304	7,025
Customer deposits	264,497	239,952
Due to fellow Lloyds Banking Group undertakings	39,836	109,771
Debt securities in issue	50,824	63,483
Subordinated liabilities	8,387	10,974
Fair value | The Bank | Repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	5,087	2,645
Customer deposits	£ 9,417	£ 9,530